Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 7,923	$ 7,624	$ 6,446